INTANGIBLE ASSETS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Amortization	$ 84	$ 7	$ 0
Net carrying amount	3,090	3,254
Patents [Member]
Cost opening balance	7,021	7,021
Additions	0	0
Cost ending balance	7,021	7,021	7,021
Accumulated amortization opening balance	3,093	3,093
Amortization	0	0
Accumulated amortization exchange difference	0
Accumulated amortization ending balance	3,093	3,093	3,093
Accumulated impairment	3,928
Net carrying amount	0	0
Operating licence [Member]
Cost opening balance	14,996	14,996
Additions	0	0
Cost ending balance	14,996	14,996	14,996
Accumulated amortization opening balance	1,647	1,647
Amortization	0	0
Accumulated amortization exchange difference	0
Accumulated amortization ending balance	1,647	1,647	1,647
Accumulated impairment	13,349
Net carrying amount	0	0
Software
Cost opening balance	455	32
Additions	0	423
Cost ending balance	455	455	32
Accumulated amortization opening balance	39	32
Amortization	84	7
Accumulated amortization exchange difference	4
Accumulated amortization ending balance	127	39	32
Accumulated impairment	0
Net carrying amount	328	416
Customer base
Cost opening balance	10,982	10,982
Additions	0	0
Cost ending balance	10,982	10,982	10,982
Accumulated amortization opening balance	2,837	2,837
Amortization	0	0
Accumulated amortization exchange difference	0
Accumulated amortization ending balance	2,837	2,837	2,837
Accumulated impairment	8,145
Net carrying amount	0	0
Other Intangible Assets [Member]
Cost opening balance	33,454	33,031
Additions	0	423
Cost ending balance	33,454	33,454	33,031
Accumulated amortization opening balance	7,616	7,609
Amortization	84	7
Accumulated amortization exchange difference	4
Accumulated amortization ending balance	7,704	7,616	$ 7,609
Accumulated impairment	25,422
Net carrying amount	$ 328	$ 416